Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 April 28, 2016



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:    The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury
                              Securities, Series L
                             (the "Trust" or "Fund")
                          (File No. 33-76661 CI)K(# 891768)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 31, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 27, 2016.

                                Very truly yours,

                                Advisors Disciplined Trust Monarch

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President